Accounts receivable	6 Months Ended
Jun. 30, 2022
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Accounts receivable	Accounts receivableAccounts receivable as at June 30, 2022 include unbilled revenue of $85,928 (December 31, 2021 - $102,693) from the Company’s regulated utilities. Accounts receivable as at June 30, 2022 are presented net of allowance for doubtful accounts of $24,521 (December 31, 2021 - $19,327).